Stockholders' Equity/ (Deficit) - Schedule of Stock Option Activity (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2020
Number of Shares Outstanding, Beginning Balance	16,667	16,667
Number of Shares Outstanding, Granted		7,141,899
Number of Shares Outstanding, Ending Balance		14,593,916
Number of Shares, Options Vested and Exercisable, Ending Balance		6,081,567
Weighted Average Exercise Price, Beginning Balance	$ 28.20	$ 28.20
Weighted Average Exercise Price, Granted		8.79
Weighted Average Exercise Price, Ending Balance		4.99
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance		$ 2.01
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Granted
Total Intrinsic Value, Ending Balance		$ 61,234
Total Intrinsic Value Options Vested and Exercisable, Ending Balance		$ 42,736
Weighted Average Remaining Contractual Life (in Years), Beginning Balance		7 years 3 months 19 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance		8 years 2 months 12 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance		6 years 10 months 25 days
FaceBank Group, Inc Pre-Merger [Member]
Number of Shares Outstanding, Beginning Balance	16,667	16,667
Number of Shares Outstanding, Granted	280,000
Number of Shares Outstanding, Ending Balance	296,667
Number of Shares, Options Vested and Exercisable, Ending Balance	296,667
Weighted Average Exercise Price, Beginning Balance	$ 28.20	$ 28.20
Weighted Average Exercise Price, Granted	7.20
Weighted Average Exercise Price, Ending Balance	8.38
Weighted Average Exercise Price Options Vested and Exercisable, Ending Balance	$ 8.38
Total Intrinsic Value, Beginning Balance
Total Intrinsic Value, Granted	$ 322,000
Total Intrinsic Value, Ending Balance	$ 322,000
Total Intrinsic Value Options Vested and Exercisable, Ending Balance	$ 322,000
Weighted Average Remaining Contractual Life (in Years), Beginning Balance	8 years 1 month 6 days
Weighted Average Remaining Contractual Life (in Years), Granted	4 years 8 months 12 days
Weighted Average Remaining Contractual Life (in Years), Ending Balance	4 years 10 months 25 days
Weighted Average Remaining Contractual Life (in Years) Options vested and Exercisable, Ending Balance	4 years 10 months 25 days